Fees and Expenses	Nov. 03, 2025 USD ($)
HORIZON SMALL/MID CAP CORE EQUITY ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Small/Mid Cap Core Equity Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Small/Mid Cap Core Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expense Breakpoint Discounts [Text]	The Example assumes that you invest $10,000 in the Small/Mid Cap Core Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods.
Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 10,000
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Small/Mid Cap Core Equity Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Small/Mid Cap Core Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small/Mid Cap Core Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Small/Mid Cap Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small/Mid Cap Core Equity Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

HORIZON INTERNATIONAL EQUITY ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the International Equity Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expense Breakpoint Discounts [Text]	The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods.
Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 10,000
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Equity Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

HORIZON INTERNATIONAL MANAGED RISK ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the International Managed Risk Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Managed Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expense Breakpoint Discounts [Text]	The Example assumes that you invest $10,000 in the International Managed Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods.
Expenses Restated to Reflect Current [Text]	“Other Expenses” are estimated for the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 10,000
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the International Managed Risk Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the International Managed Risk Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The International Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Managed Risk Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.